Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Schedule of Revenue
	Consolidated
	2022	2021
(a) Revenue (point in time)	$	$
Cannabinoid oils sales	-	1,897,596
	-	1,897,596
(b) Other income
Income from other arrangements	-	35,569
Government grants	-	37,500
Interest	6,271	2,679
Refundable R&D tax offset	782,383	-
	788,654	75,748